WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS(a)(b) - 135.2%
Basic Industry - 4.2%
Frontdoor Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.313%	8/18/25	$197,500	$198,238	(c)
GrafTech Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.299%	2/12/25	953,626	952,409	(c)(d)(e)
KSBR Holding Corp., Term Loan (1 mo. USD LIBOR + 4.250%)	6.035%	4/15/26	983,350	991,340	(c)(d)
Starfruit Finco BV, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.960%	10/1/25	554,882	556,266	(c)
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.800%	5/28/26	817,950	785,232	(c)(e)
Tailwind Smith Cooper Intermediate Corp., Second Lien Initial Term Loan (1 mo. USD LIBOR + 9.000%)	10.800%	5/28/27	1,020,000	951,150	(c)
Tank Holding Corp., First Lien Initial Term Loan	—	3/26/26	80,000	80,484	(d)

Total Basic Industry				4,515,119

Capital Goods - 10.7%
American Traffic Solutions Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.549%	2/28/25	429,814	433,217	(c)
API Group Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.299%	10/1/26	1,320,000	1,332,169	(c)
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.299%	8/1/25	950,453	957,977	(c)
Concrete Pumping Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 6.000%)	7.799%	12/6/25	619,046	609,760	(c)
Core & Main LP, Initial Term Loan	4.441-4.664%	8/1/24	725,200	725,496	(c)
GFL Environmental Inc., 2018 Incremental Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	5/30/25	1,137,114	1,140,261	(c)(d)
Hornblower Sub LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.500%)	6.445%	4/28/25	1,485,043	1,494,325	(c)(e)
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.486%	4/12/25	441,612	441,425	(c)
Printpack Holdings Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	4.813%	7/26/23	651,361	653,804	(c)(e)
Ring Container Technologies LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	10/31/24	328,123	329,627	(c)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	1

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Goods - (continued)
Ventia Deco LLC, 2019 Refinancing Term Loan B (3 mo. USD LIBOR + 3.500%)	5.445%	5/21/26	$1,106,255	$1,109,020	(c)(e)
Vertex Aerospace Services Corp., Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.299%	6/30/25	752,281	756,983	(c)
WP CPP Holdings LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	9.680%	4/30/26	1,500,000	1,483,125	(c)

Total Capital Goods				11,467,189

Communications - 9.7%
Ancestry.com Operations Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	5.550%	10/19/23	283,937	280,388	(c)
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.299%	8/15/25	1,142,627	1,150,840	(c)
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	4.240%	4/15/27	1,050,000	1,057,000	(c)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.030%	8/24/26	199,500	200,466	(c)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.305%	11/18/24	221,339	223,553	(c)(e)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.299%	5/1/26	1,311,145	1,317,864	(c)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.549%	3/1/27	387,328	389,668	(c)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.750%)	4.452%	9/18/26	1,180,000	1,187,867	(c)
Numericable U.S. LLC, USD Term Loan B11 (1 mo. USD LIBOR + 2.750%)	4.549%	7/31/25	413,191	411,039	(c)
Radio One Inc., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.800%	4/18/23	384,206	372,680	(c)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	3/15/24	1,640,000	1,622,136	(c)(d)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.240%	1/31/28	1,230,000	1,239,225	(c)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.240%	4/15/25	920,000	922,109	(c)(d)

Total Communications				10,374,835

Consumer Cyclical - 27.9%
1011778 BC Unlimited Liability Co., Term Loan B4	—	11/19/26	1,530,000	1,533,816	(d)
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.691-5.694%	7/1/22	12,305	10,160	(c)

See Notes to Schedule of Investments.

2	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	7/31/24	$1,747,338	$1,760,170	(c)
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.800%	4/22/26	508,719	513,043	(c)
AP NMT Acquisition BV, Second Lien Dollar Term Loan B (3 mo. USD LIBOR + 9.000%)	11.089%	8/13/22	360,000	363,150	(c)
Aristocrat Technologies Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	3.716%	10/19/24	770,000	774,550	(c)
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.799%	9/25/24	1,593,501	1,589,915	(c)
Atkins Nutritionals Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	5.734%	7/8/24	590,000	597,375	(c)(e)
BCPE Empire Holdings Inc., First Lien Delayed Draw Term Loan	—	6/11/26	191,712	192,910	(d)(e)
BCPE Empire Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.799%	6/11/26	971,180	977,249	(c)(e)
BrightView Landscapes LLC, Initial Term Loan	4.250-4.313%	8/15/25	777,061	784,184	(c)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.549%	12/23/24	213,494	214,087	(c)
CEC Entertainment Inc., Term Loan B (1 mo. USD LIBOR + 6.500%)	8.299%	8/17/26	947,625	913,510	(c)
CM Acquisition Co., Term Loan (3 mo. USD LIBOR + 10.000%)	11.945%	7/26/23	95,961	92,842	(c)
Drive Chassis Holdco LLC, Second Lien Term Loan B (3 mo. USD LIBOR + 8.250%)	10.260%	4/10/26	370,000	341,325	(c)(e)
EG America LLC, Additional Facility Term Loan (3 mo. USD LIBOR + 4.000%)	5.961%	2/7/25	1,058,195	1,055,417	(c)
EG Dutch Finco BV, USD Term Loan Facility B (3 mo. USD LIBOR + 4.000%)	5.961%	2/6/25	78,600	78,394	(c)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.799%	3/8/24	723,667	728,037	(c)
Equinox Holdings Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	8.799%	9/6/24	410,000	411,153	(c)
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.049%	4/18/25	269,054	269,306	(c)
Golden Nugget Inc., Term Loan B	4.549-4.716%	10/4/23	675,213	678,512	(c)
Lakeland Tours LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.149%	12/16/24	368,883	367,039	(c)(d)(e)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	3

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Leslie’s Poolmart Inc., Term Loan B2 (2 mo. USD LIBOR + 3.500%)	5.344%	8/16/23	$1,003,187	$941,115	(c)
MGM Growth Properties Operating Partnership LP, Term Loan B	—	3/21/25	228,378	229,785	(d)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.292-4.305%	1/30/23	1,428,238	1,385,391	(c)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.000%)	5.799%	10/13/23	1,015,578	981,556	(c)(d)
Motion Finco SARL, Term Loan Facility B1	—	11/12/26	318,182	322,159	(d)
Motion Finco SARL, Term Loan Facility B2	—	11/12/26	41,818	42,341	(d)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.305%	4/30/26	997,500	1,003,518	(c)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.299%	5/15/26	26,908	27,140	(c)
Scientific Games International Inc., Initial Term Loan B5	—	8/14/24	1,067,284	1,071,668	(d)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.299%	11/1/24	867,291	646,132	(c)(e)
ServiceMaster Co. LLC, Term Loan D (1 mo. USD LIBOR + 1.750%)	3.563%	11/5/26	680,000	683,608	(c)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	7.785%	6/12/26	468,200	464,493	(c)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.445%	7/10/25	795,426	803,439	(c)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.550%	2/1/23	1,176,345	1,097,922	(c)
TKC Holdings Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.000%)	9.800%	2/1/24	1,649,924	1,497,306	(c)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.050%	4/29/26	586,120	590,809	(c)
William Morris Endeavor Entertainment LLC, New Term Loan B1	4.550-4.680%	5/19/25	1,495,594	1,491,848	(c)
World Triathlon Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	8/12/26	1,236,900	1,237,673	(c)
Wynn Resorts Ltd., First Lien Term Loan A	—	9/20/24	1,160,000	1,163,625	(d)(e)

Total Consumer Cyclical				29,927,672

See Notes to Schedule of Investments.

4	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - 32.2%
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	5.486%	10/1/25	$891,001	$896,430	(c)
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	9.486%	10/1/26	970,000	960,300	(c)(d)
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	4.750%	1/4/26	585,575	589,967	(c)(e)
Air Medical Group Holdings Inc., 2017-2 New Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	3/14/25	1,441,798	1,399,317	(c)
Air Methods Corp., Initial Term Loan	—	4/22/24	559,028	491,013	(d)
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.049%	8/30/24	1,232,847	1,232,076	(c)
Albertson’s LLC, 2019 Term Loan B7 (1 mo. USD LIBOR + 2.750%)	4.549%	11/17/25	452,250	456,941	(c)
Aldevron LLC, Term Loan B (3 mo. USD LIBOR + 4.250%)	6.195%	10/12/26	440,000	445,500	(c)(e)
Allied Universal Holdco LLC, Delayed Draw Term Loan (1 mo. USD LIBOR + 4.250%)	6.055%	7/10/26	108,093	108,917	(c)
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	7/10/26	1,091,738	1,100,063	(c)
Aramark Services Inc., Term Loan B4	—	1/27/27	740,000	744,856	(d)
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.401%	2/11/26	1,121,130	1,128,595	(c)
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.550%	12/6/25	1,227,600	1,243,712	(c)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.299%	3/1/24	421,212	423,275	(c)
CHG Healthcare Services Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	6/7/23	889,588	896,593	(c)
CHG PPC Parent LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	3/31/25	147,750	148,489	(c)
Covenant Surgical Partners Inc., First Lien Delayed Draw Term Loan	—	7/1/26	176,670	176,891	(d)(e)
Covenant Surgical Partners Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.694%	7/1/26	881,122	882,223	(c)(d)(e)
Envision Healthcare Corp., Initial Term Loan	—	10/10/25	508,715	435,800	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	5

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
FC Compassus LLC, Initial Term Loan	—	12/31/26	$850,000	$842,562	(d)(e)
Grifols Worldwide Operations USA Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	3.740%	11/15/27	1,160,000	1,170,947	(c)
HLF Financing SARL LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.549%	8/16/25	648,359	650,871	(c)
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	6.945%	6/15/21	1,881,405	1,877,877	(c)
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.300%	7/3/24	1,870,411	1,875,850	(c)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	6.299%	6/14/24	967,575	966,064	(c)
Medical Solutions Holdings Inc., Second Lien Initial Incremental Term Loan (1 mo. USD LIBOR + 8.750%)	10.549%	6/16/25	440,000	424,600	(c)(e)
Mister Car Wash Holdings Inc., First Lien Delayed Draw Term Loan	—	5/14/26	42,861	43,118	(d)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.410%	5/14/26	852,854	857,971	(c)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.695%	6/7/23	1,111,802	1,099,757	(c)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.299%	8/6/26	760,000	757,863	(c)
Pearl Intermediate Parent LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	2/14/25	242,288	240,673	(c)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.210%	3/5/26	1,327,941	1,337,071	(c)
Pluto Acquisition I Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.953%	6/18/26	1,144,873	1,147,736	(c)(e)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.289%	12/11/26	1,100,000	1,105,041	(c)
Surgery Center Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.050%	9/2/24	720,846	719,584	(c)(d)
U.S. Anesthesia Partners Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	6/24/24	919,380	915,127	(c)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.813%	6/12/26	1,127,175	1,120,694	(c)(d)

See Notes to Schedule of Investments.

6	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	6.299%	8/27/25	$1,493,875	$1,506,013	(c)
Vetcor Professional Practices LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	7/2/25	847,100	838,629	(c)(e)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	12/2/24	754,600	755,072	(c)
Wink Holdco Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.750%)	8.550%	12/1/25	507,534	510,072	(c)(e)

Total Consumer Non-Cyclical				34,524,150

Electric - 0.8%
Eastern Power LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.549%	10/2/23	376,693	378,577	(c)(d)
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.799%	2/7/23	343,694	345,627	(c)(f)
Terra-Gen Finance Co. LLC, Term Loan (1 mo. USD LIBOR + 4.250%)	6.050%	12/9/21	146,393	139,073	(c)(e)

Total Electric				863,277

Energy - 1.2%
Paragon Offshore Finance Co., Term Loan	—	—	1,830	849	*(e)(g)
Penn Virginia Holdings Corp., Second Lien Advance Term Loan (1 mo. USD LIBOR + 7.000%)	8.810%	9/29/22	950,000	935,750	(c)(e)
Permian Production Partners LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.750%	5/20/24	787,500	374,063	(c)(e)

Total Energy				1,310,662

Finance Companies - 0.3%
Clipper Acquisitions Corp., Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.454%	12/27/24	359,277	362,412	(c)(e)

Financial Other - 15.6%
AG Merger Sub II Inc., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.799%	1/31/25	1,232,250	1,192,202	(c)
AqGen Ascensus Inc., Sixth Amendment Incremental Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	12/5/22	438,900	436,340	(c)
AqGen Ascensus Inc., Third Amendment Replacement Term Loan (3 mo. USD LIBOR + 4.000%)	5.945%	12/5/22	890,932	885,735	(c)
Citadel Securities LP, Term Loan (1 mo. USD LIBOR + 3.500%)	5.299%	2/27/26	927,216	928,374	(c)(e)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	7

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Other - (continued)
Citco Funding LLC, 2017 Term Loan (1 mo. USD LIBOR + 2.500%)	4.299%	9/28/23	$1,509,326	$1,510,270	(c)(e)
Deerfield Dakota Holding LLC, 2019 Incremental Term Loan (1 mo. USD LIBOR + 4.000%)	5.799%	2/13/25	416,850	420,497	(c)
DRW Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	11/26/26	1,140,000	1,134,300	(c)(e)
Edelman Financial Center LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.750%)	8.535%	7/20/26	2,080,000	2,050,532	(c)
Guggenheim Partners Investment Management Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.549%	7/21/23	246,246	246,746	(c)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.500%)	5.299%	4/3/25	741,790	745,036	(c)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	8/25/22	1,739,219	1,739,219	(c)
Kestra Financial Inc., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.200%	6/3/26	1,476,300	1,476,300	(c)
KWOR Acquisition Inc., First Lien Delayed Draw Term Loan	—	6/3/26	133,636	131,966	(d)(e)
KWOR Acquisition Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.799%	6/3/26	1,329,682	1,313,061	(c)(e)
LPL Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.542%	11/11/26	592,337	596,903	(c)
Nexus Buyer LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.460%	11/9/26	1,190,000	1,199,669	(c)
Resolute Investment Managers Inc., Specified Refinancing Term Loan (3 mo. USD LIBOR + 3.250%)	5.195%	4/30/22	403,761	405,275	(c)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.197%	3/1/26	316,682	318,305	(c)

Total Financial Other				16,730,730

Industrial Other - 2.0%
CRCI Longhorn Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 3.500%)	5.191%	8/8/25	253,732	246,913	(c)

See Notes to Schedule of Investments.

8	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Other - (continued)
Mirion Technologies Inc., Initial Dollar Term Loan (3 mo. USD LIBOR + 4.000%)	5.945%	3/6/26	$836,550	$844,567	(c)
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.944%	9/23/26	1,028,741	1,032,742	(c)(d)

Total Industrial Other				2,124,222

Insurance - 5.4%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan	—	5/9/25	608,455	609,406	(d)
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	—	6/12/26	197,842	197,842	(d)
AmeriLife Group LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.299%	6/12/26	1,406,191	1,406,191	(c)
AmeriLife Group LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 9.000%)	10.799%	6/11/27	120,000	119,550	(c)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.799%	11/3/24	772,419	777,568	(c)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR + 6.500%)	8.299%	8/4/25	1,960,000	1,988,910	(c)
NMI Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 4.750%)	6.549%	5/24/23	305,350	305,732	(c)(e)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	5.049%	12/31/25	434,406	435,383	(c)

Total Insurance				5,840,582

REITS - 1.4%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	4.049%	4/23/26	726,355	731,566	(c)
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	6.250%	12/12/24	740,000	710,400	(c)(e)

Total REITS				1,441,966

Technology - 18.8%
Access CIG LLC, First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.441%	2/27/25	561,016	561,484	(c)
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	9.441%	2/13/26	100,000	99,875	(c)
Blackhawk Network Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.000%)	4.799%	6/16/25	847,743	849,598	(c)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	9

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology - (continued)
Blackhawk Network Holdings Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.000%)	8.750%	6/15/26	$2,180,000	$2,180,000	(c)
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.049%	4/4/26	1,027,425	1,035,382	(c)
Datto Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	4/2/26	176,806	178,463	(c)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.799%	10/16/26	2,020,000	2,027,260	(c)
Everi Payments Inc., New Term Loan B	—	5/9/24	459,235	460,670	(d)(e)
Finastra USA Inc., First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	5.696%	6/13/24	1,212,631	1,207,073	(c)(d)
Finastra USA Inc., Second Lien Dollar Term Loan (3 mo. USD LIBOR + 7.250%)	9.446%	6/13/25	920,000	901,600	(c)(d)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	6.049%	11/29/25	1,207,800	1,103,627	(c)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	10.049%	11/20/26	1,120,000	973,000	(c)
GlobalFoundries Inc., Initial Dollar Term Loan (3 mo. USD LIBOR + 4.750%)	6.750%	6/5/26	1,283,550	1,245,043	(c)(e)
Huskies Parent Inc., First Lien Closing Date Term Loan (2 mo. USD LIBOR + 4.000%)	5.844%	7/31/26	1,010,000	1,013,156	(c)
MA Financeco LLC, Term Loan B2 (1 mo. USD LIBOR + 2.250%)	4.049%	11/19/21	204,302	205,994	(c)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.299%	6/21/24	101,100	101,494	(c)
McAfee LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.500%)	10.305%	9/29/25	229,091	231,095	(c)
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.555%	9/30/24	1,424,925	1,432,941	(c)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.240%	4/26/24	1,373,100	1,387,689	(c)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.299%	6/21/24	682,752	685,415	(c)
Securus Technologies Holdings Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	10.049%	11/1/25	570,000	275,738	(c)
Severin Acquisition LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.000%)	4.894%	8/1/25	645,975	643,754	(c)

See Notes to Schedule of Investments.

10	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology - (continued)
Sound Inpatient Physicians Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	6/27/25	$707,914	$711,749	(c)
Tempo Acquisition LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	5/1/24	79,795	80,394	(c)
Upland Software Inc., Senior Secured Term Loan (1 mo. USD LIBOR + 3.750%)	5.452%	8/2/22	89,775	90,112	(c)
Zotec Partners LLC, Term Loan (1 mo. USD LIBOR + 5.000%)	6.800%	2/14/24	487,688	488,907	(c)(e)

Total Technology				20,171,513

Transportation - 5.0%
American Airlines Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	3.715%	10/10/21	564,062	566,848	(c)
American Airlines Inc., 2018 Replacement Term Loan	—	6/27/25	2,350,000	2,355,060	(d)
Genesee & Wyoming Inc., Initial Term Loan	—	12/30/26	1,280,000	1,294,001	(d)
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.785%	5/15/26	1,281,254	1,178,753	(c)

Total Transportation				5,394,662

TOTAL SENIOR LOANS (Cost - $145,776,760)				145,048,991

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 4.5%
Invesco Senior Loan ETF (Cost - $4,730,855)			210,341	4,799,982

			FACE AMOUNT
ASSET-BACKED SECURITIES - 2.6%
California Street CLO IX LP, 2012-9A D2R2 (3 mo. USD LIBOR + 4.100%)	6.381%	7/16/32	$500,000	487,203	(c)(h)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	250,000	244,212	(c)(h)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	10.107%	1/20/33	750,000	682,189	(c)(h)
Neuberger Berman Loan Advisers CLO 35 Ltd., 2019-35A E (3 mo. USD LIBOR + 7.000%)	8.903%	1/19/33	750,000	749,869	(c)(h)
SOUND POINT CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.866%	1/20/32	600,000	575,123	(c)(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,728,352)				2,738,596

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	11

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	$130,000	$133,491	(h)

CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	274,000	287,871	(h)

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	520,000	673,208	(h)

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	470,000	478,222	(h)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	350,000	314,270	(h)

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	120,000	122,736

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	275,278

TOTAL CORPORATE BONDS & NOTES (Cost - $2,124,783)				2,285,076

			SHARES
COMMON STOCKS - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Crossmark Holdings Inc.			1,292	65,246	*(e)

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Dayco Products LLC			4,745	99,645	*(e)
Dayco Products LLC			167	3,507	*(e)

Total Automobiles				103,152

See Notes to Schedule of Investments.

12	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY†		SHARES	VALUE
Household Durables - 0.0%
EveryWare Global		66,667	$63,334	*(e)

TOTAL CONSUMER DISCRETIONARY			166,486

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Paragon Offshore Litigation Trust A		503	151	(e)

Oil, Gas & Consumable Fuels - 0.0%
Montage Resources Corp.		1,780	14,133	*

TOTAL ENERGY			14,284

TOTAL COMMON STOCKS (Cost - $2,201,642)			246,016

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,562,392)			155,118,661

	RATE
SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $9,049,902)	1.522%	9,049,902	9,049,902

TOTAL INVESTMENTS - 153.0% (Cost - $166,612,294)			164,168,563
Liabilities in Excess of Other Assets - (53.0)%			(56,844,039)

TOTAL NET ASSETS - 100.0%			$107,324,524

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this loan is unfunded as of December 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report	13

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this schedule:

CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset Corporate Loan Fund Inc. 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The Fund invests primarily in floating- or variable- rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

15

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$2,777,478	$1,737,641	$4,515,119
Capital Goods	—	8,210,040	3,257,149	11,467,189
Communications	—	10,151,282	223,553	10,374,835
Consumer Cyclical	—	25,642,017	4,285,655	29,927,672
Consumer Non-Cyclical	—	28,665,970	5,858,180	34,524,150
Electric	—	724,204	139,073	863,277
Energy	—	—	1,310,662	1,310,662
Finance Companies	—	—	362,412	362,412
Financial Other	—	11,712,759	5,017,971	16,730,730
Insurance	—	5,534,850	305,732	5,840,582
REITS	—	731,566	710,400	1,441,966
Technology	—	17,976,893	2,194,620	20,171,513
Other senior loans	—	7,518,884	—	7,518,884
Investments in Underlying Funds	$4,799,982	—	—	4,799,982
Asset-Backed Securities	—	2,738,596	—	2,738,596
Corporate Bonds & Notes	—	2,285,076	—	2,285,076
Common Stocks:
Communication Services	—	—	65,246	65,246
Consumer Discretionary	—	—	166,486	166,486
Energy	14,133	—	151	14,284

Total Long-Term Investments	4,814,115	124,669,615	25,634,931	155,118,661

Short-Term Investments†	9,049,902	—	—	9,049,902

Total Investments	$13,864,017	$124,669,615	$25,634,931	$164,168,563

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2019	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Basic Industry	$2,303,341	$393	$7,304	$8,697	$505,000
Capital Goods	3,565,582	479	(5)	(6,188)	367,225
Communications	1,052,231	3	—	7,233	1,061,086

17

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Balance as of September 30, 2019	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Consumer Cyclical	$2,288,680	$2,075	$(28,833)	$22,666	$2,415,900
Consumer Non-Cyclical	10,513,211	6,466	(208,402)	121,632	2,396,852
Electric	490,121	(3,825)	(819)	5,399	8,859
Energy	2,026,853	954	(84,147)	21,538	—
Finance Companies	410,193	303	788	1,918	—
Financial Other	8,333,851	2,009	7,778	22,373	1,776,975
Insurance	1,414,709	194	(1)	433	498,738
REITS	348,680	35	(968)	6,160	703,000
Technology	4,057,785	1,758	3,210	127	460,385
Common Stocks:
Communication Services	96,900	—	—	(31,654)	—
Consumer Discretionary	195,958	—	—	(29,472)	—
Energy	7,711	—	(2,772)	(2,520)	—

Total	$37,105,806	$10,844	$(306,867)	$148,342	$10,194,020

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of December 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2019[1]
Senior Loans:
Basic Industry	$(849,925)	$952,409	$(1,189,578)	$1,737,641	$15,852
Capital Goods	(2,779)	2,148,129	(2,815,294)	3,257,149	(77)
Communications	(840,000)	—	(1,057,000)	223,553	2,464
Consumer Cyclical	(1,775,132)	1,816,291	(455,992)	4,285,655	15,019
Consumer Non-Cyclical	(2,643,925)	510,072	(4,837,726)	5,858,180	34,663
Electric	(15,035)	—	(345,627)	139,073	472
Energy	(654,536)	—	—	1,310,662	(55,408)
Finance Companies	(50,790)	—	—	362,412	1,918
Financial Other	(1,083,724)	—	(4,041,291)	5,017,971	(11,761)
Insurance	(4,308)	—	(1,604,033)	305,732	(76)
REITS	(346,507)	—	—	710,400	7,382
Technology	(940,956)	—	(1,387,689)	2,194,620	(7,247)

18

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of December 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2019[1]
Common Stocks:
Communication Services	—	—	—	$65,246	$(31,654)
Consumer Discretionary	—	—	—	166,486	(29,472)
Energy	$(2,268)	—	—	151	(126)

Total	$(9,209,885)	$5,426,901	$(17,734,230)	$25,634,931	$(58,051)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

19